PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 987	$ 801
Accumulated depreciation	742	640
Depreciated cost	245	161
Depreciation expense	102	82	97
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	752	567
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	185	184
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 50	$ 50